Commitments and contingencies (Details 2)	0 Months Ended	4 Months Ended
	Feb. 02, 2013 PW USA item	Dec. 31, 2013 PW Literature complaint
Contingencies
Number of other companies sued for patent infringement	10
Number of Patents infringed	2
Number of complaints files against PW Literature		2